Assets Held for Sale	9 Months Ended
Mar. 31, 2023
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Assets Held for Sale
4.
Assets Held for Sale

During the period ended March 31, 2023, the Company had one asset group held for sale. The asset group relates to land and assumption of a land lease related to the Tamarack Cellars production facility. The Company intends to complete the sales of the assets within twelve months.

The carrying amounts of assets held for sale consists of the following:

(in thousands)	March 31, 2023
Tamarack Cellars property, plant and equipment held for sale	$1,168
Less accumulated depreciation and amortization	(622)
Total assets held for sale	$547

The cash flows related to held for sale assets have not been segregated, and remain included in the major classes of assets.

There were no assets classified as held for sale as of June 30, 2022.

During the three months ended March 31, 2023, the Company sold the Tenma Vineyard, which was held for sale as of December 31, 2022, for a sale price of $11 million. We recognized a gain on the sale of $6.1 million. This gain was recorded within loss (gain) on sale of property, plant and equipment on the accompanying condensed consolidated statement of operations and comprehensive income.

On March 31, 2023, the Company sold certain Tamarack Cellars assets held for sale for a total selling price of $0.1 million.